Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Feb. 28, 2026	Aug. 05, 2025	Jul. 31, 2025	Jul. 25, 2025	Jul. 24, 2025	Apr. 30, 2025	Apr. 08, 2025	Feb. 28, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Subsequent Events [Line Items]
Shares of common shares								5,000
Aggregate purchase price (in Dollars)									$ 10,361
Issued shares of common stock									1,727,192	2,246,173	646,044
Forecast [Member]
Subsequent Events [Line Items]
Shares of common stock						25,998
Membership fees (in Dollars)	$ 2
Percentage of issuance shares							20.00%
Conversion option (in Dollars)						$ 250,000
Conversion price (in Dollars per share)						$ 9.6
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common shares		8,033		16,667
Annual base fee payable (in Dollars)				$ 300,000
Subsequent Event [Member] | Roth Capital Partners [Member]
Subsequent Events [Line Items]
Issued shares of common stock								5,000
Common Stock [Member]
Subsequent Events [Line Items]
Shares of common shares									113,342
Aggregate purchase price (in Dollars)
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of common shares		8,003		33,333	50,000
Aggregate purchase price (in Dollars)		$ 50		$ 299	$ 385
Shares of common stock			367,491